Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Intrepid Capital Management Funds Trust
Entity Central Index Key	0001300746
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Investor Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Investor Class
Trading Symbol	ICMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.40%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Capital Fund, Investor Class (ICMBX),  underperformed its primary benchmark, the Bloomberg Combined 1-5Y  TR Index (60% S&P 500 Index/40% Bloomberg U.S. Goverment/Credit 1-5 Year Total Return Index). This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.29	10.58	6.16
S&P 500 Total Return Index	17.60	16.47	15.30
Bloomberg Combined 1-5Y TR Index	12.23	10.49	10.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 103,135,857
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 572,929
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$103,135,857
Number of Holdings	56
Net Advisory Fee Paid	$572,929
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	4.1%
iShares Gold Trust	3.7%
Fabrinet	3.4%
Berkshire Hathaway, Inc.	3.2%
FRP Holdings, Inc.	3.0%
Liberty Media Corp.-Liberty Live	2.9%
W R Berkley Corp.	2.5%
Take-Two Interactive Software, Inc.	2.5%
TJX Cos., Inc.	2.4%
Atlanta Braves Holdings, Inc.	2.2%

Industry	(%)
Media & Entertainment	20.8%
Financial Services	9.2%
Commercial & Professional Services	8.3%
Consumer Durables & Apparel	6.5%
Consumer Discretionary Distribution & Retail	6.2%
Food, Beverage & Tobacco	5.3%
Insurance	4.3%
Real Estate Management & Development	4.2%
Pharmaceuticals, Biotechnology & Life Sciences	4.1%
Cash & Other	31.1%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Capital Fund
Class Name	Institutional Class
Trading Symbol	ICMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.15%

Expenses Paid, Amount	$ 124
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Capital Fund, Institutional Class (ICMVX),  underperformed its primary benchmark, the Bloomberg Combined 1-5Y  TR Index (60% S&P 500 Index/40% Bloomberg U.S. Goverment/Credit 1-5 Year Total Return Index). This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.61	10.84	6.41
S&P 500 Total Return Index	17.60	16.47	15.30
Bloomberg Combined 1-5Y TR Index	12.23	10.49	10.09

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 103,135,857
Holdings Count | $ / shares	56
Advisory Fees Paid, Amount	$ 572,929
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$103,135,857
Number of Holdings	56
Net Advisory Fee Paid	$572,929
Portfolio Turnover	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	4.1%
iShares Gold Trust	3.7%
Fabrinet	3.4%
Berkshire Hathaway, Inc.	3.2%
FRP Holdings, Inc.	3.0%
Liberty Media Corp.-Liberty Live	2.9%
W R Berkley Corp.	2.5%
Take-Two Interactive Software, Inc.	2.5%
TJX Cos., Inc.	2.4%
Atlanta Braves Holdings, Inc.	2.2%

Industry	(%)
Media & Entertainment	20.8%
Financial Services	9.2%
Commercial & Professional Services	8.3%
Consumer Durables & Apparel	6.5%
Consumer Discretionary Distribution & Retail	6.2%
Food, Beverage & Tobacco	5.3%
Insurance	4.3%
Real Estate Management & Development	4.2%
Pharmaceuticals, Biotechnology & Life Sciences	4.1%
Cash & Other	31.1%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/
Institutional Class
Shareholder Report [Line Items]
Fund Name	Intrepid Income Fund
Class Name	Institutional Class
Trading Symbol	ICMUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2024, to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
Additional Information Phone Number	1-866-996-3863
Additional Information Website	https://intrepidcapitalfunds.com/resources/fund-documents/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Income Fund, Institutional Class (ICMUX), outperformed its primary benchmark, the  Bloomberg  U.S. Government/Credit 1-5 Year Total Return Index. This outperformance was primarily driven by the Fund’s strategic focus on short-duration, higher-yielding corporate debt securities, which mitigated interest rate sensitivity and capitalized on attractive risk-adjusted returns. The Fund’s conservative, macro-agnostic approach emphasizes disciplined short-to-medium term assessments of issuer cash flows and loan-to-value ratios, allowing it to effectively navigate various economic scenarios. By maintaining a high active share and targeting less trafficked areas of the high-yield market, the Fund identified opportunities with favorable risk/reward profiles, particularly in small-cap issues where inefficiencies are more prevalent. The Fund’s allocation to levered loans, which we believe can have better investor protections, further enhanced credit quality and provided additional downside protection. This strategic positioning enabled the Fund to cushion downside risk during periods of market stress, contributing to its long-term track record of reduced volatility and shallower drawdowns compared to credit indices. Overall, the Fund’s disciplined credit research and flexible mandate have been instrumental in delivering high current income and capital appreciation for investors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.53	8.42	5.88
Bloomberg U.S. Government/Credit 1-5 Year Total Return Index	4.12	1.39	1.99
Bloomberg U.S. Corporate High Yield Index	7.41	5.55	6.17
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
Net Assets	$ 1,125,622,606
Holdings Count | $ / shares	92
Advisory Fees Paid, Amount	$ 6,918,388
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,125,622,606
Number of Holdings	92
Net Advisory Fee Paid	$6,918,388
Portfolio Turnover	86%
Effective Duration	2.11 years

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
RealReal, Inc.	3.8%
ViaPath Technologies	2.8%
United Natural Foods, Inc.	2.6%
Beach Acquisition Bidco LLC	2.6%
Icahn Enterprises LP	2.6%
Conduent Business Services LLC	2.6%
Twilio, Inc.	2.5%
Diversified Healthcare Trust	2.5%
Full House Resorts, Inc.	2.4%
Rithm Capital Corp.	2.4%

Industry	(%)
Financial Services	18.8%
Commercial & Professional Services	9.6%
Consumer Discretionary Distribution & Retail	9.2%
Energy	8.1%
Consumer Services	7.9%
Media & Entertainment	6.1%
Software & Services	5.4%
Pharmaceuticals, Biotechnology & Life Sciences	4.4%
Consumer Durables & Apparel	4.2%
Cash & Other	26.3%

Credit Breakdown	(%)
A	1.4%
BBB	6.0%
BB	26.9%
B	32.7%
CCC	8.6%
Not-Rated	21.2%
Preferred Stock	1.3%
Common Stock	1.5%
Cash & Cash Equivalents	0.5%

Updated Prospectus Web Address	https://intrepidcapitalfunds.com/resources/fund-documents/